Equity and Loss Per Share - Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss attributable to Class A common stockholders	$ (25,914)
Net loss attributable to Class A common stockholders	$ (25,914)
Weighted-average shares for basic loss per share (shares)	50,763,844	50,763,844	0	0
Weighted-average shares for diluted loss per share (shares)	50,763,844	50,763,844	0	0
Basic loss per share of Class A common stock (usd per share)	$ (0.51)	$ (0.51)	$ 0	$ 0
Diluted loss per share of Class A common stock (usd per share)	$ (0.51)	$ (0.51)	$ 0.00	$ 0.00
Total	189,914,957
Class B common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	157,090,820
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,224,783
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,458,703
Time-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,140,651